DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details) - USD ($)		3 Months Ended		4 Months Ended	7 Months Ended	12 Months Ended
	Aug. 12, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Issuance of Equity [Abstract]
Transaction costs	$ 14,413,362
Underwriting fees	5,000,000
Deferred underwriting fees	8,750,000
Other offering costs	663,362
Transaction costs				$ 630,591	$ 630,591	$ 0	$ 630,591
Investment of cash in Trust Account	$ 250,000,000	$ 0	$ 0		$ 250,000,000	0
Amount of interest to pay dissolution expenses		$ 100,000				$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	7,000,000					7,000,000
Gross proceeds from issuance of warrants	$ 7,000,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Redemption price (in dollars per share)	$ 10.00